Group balance sheet - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment		$ 135,261	$ 129,471
Goodwill		12,204	11,551
Intangible assets		17,284	18,355
Investments in joint ventures		8,647	7,994
Investments in associates		17,673	16,991
Other investments		1,341	1,245
Fixed assets		192,410	185,607
Loans		637	646
Trade and other receivables		1,834	1,434
Derivative financial instruments		5,145	4,110
Prepayments		1,179	1,112
Deferred tax assets		3,706	4,469
Defined benefit pension plan surpluses		5,955	4,169
Non-current assets		210,866	201,547
Current assets
Loans		326	190
Inventories		17,988	19,011
Trade and other receivables		24,478	24,849
Derivative financial instruments		3,846	3,032
Prepayments		963	1,414
Current tax receivable		1,019	761
Other investments		222	125
Cash and cash equivalents		22,468	25,586
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		71,310	74,968
Total assets		282,176	276,515
Current liabilities
Trade and other payables		46,265	44,209
Derivative financial instruments		3,308	2,808
Accruals		4,626	4,960
Finance debt		9,373	7,739
Current tax payable		2,101	1,686
Provisions		2,564	3,324
Current liabilities other than liabilities included in disposal groups classified as held for sale		68,237	64,726
Non-current liabilities
Other payables		13,830	13,889
Derivative financial instruments		5,625	3,761
Accruals		575	505
Finance debt		56,426	55,491
Deferred tax liabilities		9,812	7,982
Provisions		17,732	20,620
Defined benefit pension plan and other post-retirement benefit plan deficits		8,391	9,137
Non-current liabilities		112,391	111,385
Total liabilities		180,628	176,111
Net assets		101,548	100,404
Equity
BP shareholders’ equity		99,444	98,491
Non-controlling interests		2,104	1,913
Total equity	[1]	$ 101,548	$ 100,404

[1]	See Note 32 for further information.